Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 2,354,931	$ 3,425,665	$ 3,366,142
Tax effect	1,846	1,936	4,548
Other comprehensive (loss) income	(97,323)	179,063	(33,992)
Balance, end of period	2,751,929	2,354,931	3,425,665
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	338,146	154,796	204,186
Change during period	(90,309)	182,791	(49,881)
Reclassified to operations	(4,254)	0	118
Tax effect	3,779	559	373
Other comprehensive (loss) income	(90,784)	183,350	(49,390)
Balance, end of period	247,362	338,146	154,796
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(649)	2,905	387
Change during period	(163)	(6,610)	8,351
Reclassified to operations	536	1,744	(5,218)
Tax effect	(964)	1,312	(615)
Other comprehensive (loss) income	(591)	(3,554)	2,518
Balance, end of period	(1,240)	(649)	2,905
Hedge of Net Investment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,578)	(4,578)	(4,563)
Change during period	0	0	0
Reclassified to operations	0	0	0
Tax effect	(940)	0	(15)
Other comprehensive (loss) income	(940)	0	(15)
Balance, end of period	(5,518)	(4,578)	(4,578)
Available for Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	11,588	12,209	(1,286)
Change during period	(5,408)	(678)	8,772
Reclassified to operations	0	0	0
Tax effect	15	57	4,723
Other comprehensive (loss) income	(5,393)	(621)	13,495
Balance, end of period	6,195	11,588	12,209
Defined Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,839)	(4,727)	(4,127)
Change during period	429	(120)	(682)
Reclassified to operations	0	0	0
Tax effect	(44)	8	82
Other comprehensive (loss) income	385	(112)	(600)
Balance, end of period	(4,454)	(4,839)	(4,727)
Share of OCI of Associate
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(748)	(748)	(748)
Change during period	0	0	0
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive (loss) income	0	0	0
Balance, end of period	(748)	(748)	(748)
Less: OCI attributable to non-controlling interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	1,249	786	989
Change during period	18,691	463	(203)
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive (loss) income	18,691	463	(203)
Balance, end of period	19,940	1,249	786
Total AOCI attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	340,169	160,643	194,838
Change during period	(76,760)	175,846	(33,643)
Reclassified to operations	(3,718)	1,744	(5,100)
Tax effect	1,846	1,936	4,548
Other comprehensive (loss) income	(78,632)	179,526	(34,195)
Balance, end of period	$ 261,537	$ 340,169	$ 160,643